T. ROWE PRICE VALUE FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 98.2%
COMMUNICATION SERVICES 3.2%
Entertainment 0.5%
Walt Disney	961,000	92,833
		92,833
Interactive Media & Services 2.5%
Alphabet, Class C (1)(2)	392,600	456,519
Facebook, Class A (1)	276,900	46,187
		502,706
Media 0.2%
Charter Communications, Class A (1)	95,300	41,580
		41,580
Total Communication Services		637,119
CONSUMER DISCRETIONARY 2.8%
Hotels, Restaurants & Leisure 2.1%
Hilton Worldwide Holdings (2)	1,295,000	88,371
Marriott International, Class A (2)	831,708	62,220
McDonald's	1,105,300	182,761
Yum! Brands	1,192,508	81,723
		415,075
Multiline Retail 0.4%
Dollar Tree (1)	1,042,315	76,579
		76,579
Specialty Retail 0.3%
Ross Stores	792,613	68,933
		68,933
Textiles, Apparel & Luxury Goods 0.0%
VF	101,000	5,462
		5,462
Total Consumer Discretionary		566,049

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 4.1%
Beverages 0.2%
PepsiCo	253,500	30,445
		30,445
Food Products 2.7%
Mondelez International, Class A	727,900	36,453
Tyson Foods, Class A	8,758,260	506,841
		543,294
Household Products 0.4%
Procter & Gamble	756,600	83,226
		83,226
Tobacco 0.8%
Altria Group	1,004,300	38,836
Philip Morris International	1,585,082	115,648
		154,484
Total Consumer Staples		811,449
ENERGY 4.8%
Oil, Gas & Consumable Fuels 4.8%
Chevron	1,597,900	115,784
ConocoPhillips	3,814,240	117,478
Continental Resources	3,538,074	27,031
Enbridge	2,767,600	80,509
EOG Resources	3,061,710	109,977
Suncor Energy	4,224,600	66,749
TC Energy	7,390,313	327,391
TOTAL, ADR	2,324,000	86,546
Williams	1,413,231	19,997
Total Energy		951,462
FINANCIALS 16.3%
Banks 5.9%
Bank of America (2)	16,486,941	350,018
Citigroup	4,752,914	200,193
Fifth Third Bancorp	7,286,972	108,211

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

JPMorgan Chase (2)	2,700,111	243,091
PNC Financial Services Group	593,400	56,800
Truist Financial	816,400	25,178
Wells Fargo	6,742,669	193,515
		1,177,006
Capital Markets 3.9%
Charles Schwab (2)	2,947,261	99,087
CME Group	740,580	128,054
E*TRADE Financial	3,101,358	106,438
Intercontinental Exchange	915,900	73,959
Morgan Stanley	10,197,000	346,698
State Street	359,486	19,150
		773,386
Diversified Financial Services 0.7%
Equitable Holdings	10,358,412	149,679
		149,679
Insurance 5.8%
American International Group (2)	17,802,787	431,718
Chubb	2,389,643	266,899
Hartford Financial Services Group	1,578,500	55,626
Marsh & McLennan	1,998,047	172,751
MetLife	3,942,500	120,522
Willis Towers Watson	592,971	100,716
		1,148,232
Total Financials		3,248,303
HEALTH CARE 15.6%

Biotechnology 2.5%
AbbVie	5,777,158	440,162
Biogen (1)	171,400	54,227
		494,389
Health Care Equipment & Supplies 7.5%
Becton Dickinson & Company	872,506	200,476
Boston Scientific (1)	5,879,670	191,853
Danaher	5,231,997	724,161

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Envista Holdings (1)(2)	3,705,221	55,356
Medtronic	727,537	65,609
Stryker	1,030,500	171,568
Zimmer Biomet Holdings (2)	738,433	74,641
		1,483,664
Health Care Providers & Services 2.2%
Anthem	676,101	153,502
CVS Health	666,600	39,549
HCA Healthcare	1,188,300	106,769
UnitedHealth Group	540,200	134,715
		434,535
Life Sciences Tools & Services 2.6%
Agilent Technologies (2)	1,560,610	111,771
Thermo Fisher Scientific	1,438,946	408,085
		519,856
Pharmaceuticals 0.8%
Bausch Health (1)(2)	1,307,461	20,266
Elanco Animal Health (1)	6,379,324	142,833
		163,099
Total Health Care		3,095,543
INDUSTRIALS & BUSINESS SERVICES 9.5%
Aerospace & Defense 0.4%
Boeing	582,500	86,874
		86,874
Airlines 0.0%
United Airlines Holdings (1)	29,273	924
		924
Construction & Engineering 0.9%
Jacobs Engineering Group (2)	2,347,915	186,119
		186,119
Electrical Equipment 0.3%
Rockwell Automation	421,800	63,654
		63,654

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Industrial Conglomerates 4.9%
General Electric	94,131,700	747,406
Honeywell International	934,579	125,037
Roper Technologies	331,806	103,460
		975,903
Machinery 1.6%
Caterpillar	89,300	10,362
Cummins	327,100	44,263
Deere	1,834,500	253,455
		308,080
Road & Rail 1.4%
Norfolk Southern (2)	942,077	137,543
Union Pacific	973,400	137,289
		274,832
Total Industrials & Business Services		1,896,386
INFORMATION TECHNOLOGY 19.2%
Communications Equipment 1.2%
Motorola Solutions	1,829,304	243,151
		243,151
Electronic Equipment, Instruments & Components 1.1%
Keysight Technologies (1)	2,654,494	222,128
		222,128
IT Services 0.3%
Fidelity National Information Services	407,951	49,623
		49,623
Semiconductors & Semiconductor Equipment 10.6%
Applied Materials	7,509,020	344,063
ASML Holding	191,530	50,112
Broadcom	418,326	99,185
Intel	2,014,700	109,036
Micron Technology (1)	4,754,465	199,973
NVIDIA	472,800	124,630
NXP Semiconductors	3,318,836	275,231

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
QUALCOMM	7,730,276	522,953
Texas Instruments	2,404,943	240,326
Xilinx (2)	1,814,900	141,453
		2,106,962
Software 6.0%
Microsoft	6,546,166	1,032,396
Synopsys (1)	1,275,220	164,236
		1,196,632
Total Information Technology		3,818,496
MATERIALS 5.2%
Chemicals 3.5%
DuPont de Nemours	1,246,800	42,516
Linde	3,001,500	519,259
PPG Industries	1,686,600	141,000
		702,775
Containers & Packaging 1.7%
Ball	36,300	2,347
International Paper	1,736,987	54,073
Packaging Corp. of America (2)	2,752,277	238,980
Westrock	1,170,300	33,073
		328,473
Total Materials		1,031,248
REAL ESTATE 4.4%
Equity Real Estate Investment Trusts 4.4%
Digital Realty Trust, REIT (2)	1,177,586	163,578
Prologis, REIT	8,534,951	685,954
Weyerhaeuser, REIT	1,823,899	30,915
Total Real Estate		880,447
UTILITIES 13.1%
Electric Utilities 9.1%
American Electric Power	1,518,894	121,481
Edison International	4,873,734	267,032
Entergy	1,978,903	185,957

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
NextEra Energy (2)	4,027,271	969,042
Southern	4,934,439	267,151
		1,810,663
Multi-Utilities 4.0%
Ameren (2)	2,331,001	169,767
CenterPoint Energy	6,374,200	98,481
Dominion Energy	220,000	15,882
NiSource (2)	3,137,287	78,338
Sempra Energy	3,859,075	436,037
		798,505
Total Utilities		2,609,168
Total Common Stocks (Cost $20,739,516)		19,545,670

CONVERTIBLE PREFERRED STOCKS 1.4%
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	797,222	43,672
		43,672
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23 (2)	162,081	6,682
		6,682
Total Health Care		50,354
INDUSTRIALS & BUSINESS SERVICES 0.1%
Machinery 0.1%
Fortive, Series A, 5.00%, 7/1/21	37,574	27,119
Total Industrials & Business Services		27,119
INFORMATION TECHNOLOGY 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Series A, 8.00%, 9/30/22 (2)	58,377	56,338
Total Information Technology		56,338

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UTILITIES 0.8%
Electric Utilities 0.5%
Southern, Series A, 6.75%, 8/1/22	1,941,816	89,592
		89,592
Multi-Utilities 0.3%
Sempra Energy, Series A, 6.00%, 1/15/21	438,937	41,189
Sempra Energy, Series B, 6.75%, 7/15/21 (2)	229,553	21,556
		62,745
Total Utilities		152,337
Total Convertible Preferred Stocks (Cost $308,899)		286,148

CORPORATE BONDS 0.0%
Occidental Petroleum, 2.60%, 8/13/21	9,699,000	7,759
Total Corporate Bonds (Cost $6,435)		7,759

SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.95% (3)(4)	50,046,792	50,047
Total Short-Term Investments (Cost $50,047)		50,047

SECURITIES LENDING COLLATERAL 0.6%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.6%
Short-Term Funds 0.6%
T. Rowe Price Short-Term Fund, 1.28% (3)(4)	11,573,866	115,739
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		115,739
Total Securities Lending Collateral (Cost $115,739)		115,739

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

$ Value
(Cost and value in $000s)
Total Investments in Securities 100.5%
(Cost $21,220,636)	$20,005,363
Other Assets Less Liabilities (0.5)%	(99,898)
Net Assets 100.0%	$19,905,465

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Affiliated Companies
(4)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$288
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$288+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$171,026		¤	¤	$50,047
T. Rowe Price Short-Term
Fund	184,094		¤	¤	115,739
$165,786^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++					Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $288 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $165,786.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE VALUE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE VALUE FUND

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$19,545,670	$ —	$ —	$ 19,545,670
Convertible Preferred Stocks	—	286,148	—	286,148
Fixed Income Securities[1]	—	7,759	—	7,759
Short-Term Investments	50,047	—	—	50,047
Securities Lending Collateral	115,739	—	—	115,739
Total	$19,711,456	$ 293,907	$ —	$ 20,005,363

[1] Includes Corporate Bonds.